Fair value of Financial Instruments (As Restated) - Changes in Carrying Value (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of the Company's Level 3 financial assets	$ 277,207	$ 309,162	$ 306,097
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of the Company's Level 3 financial assets	0	0
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of the Company's Level 3 financial assets	$ 800	$ 800